Submission	May 08, 2025
Submission [Line Items]
Central Index Key	0001130464
Registrant Name	BLACK HILLS CORP /SD/
Registration File Number	333-272739
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES